7. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Rent expense	$ 96,448	$ 96,539
Rent owed	72,336
Senior secured convertible promissory notes and nonconvertible promissory notes	450,000	7,300,000
Convertible debt accured interest	$ 10,781	$ 650,301